Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	188,653,468	188,627,228
Ordinary shares, outstanding	174,453,992	174,025,810
Parent Company
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	188,653,468	188,627,228
Ordinary shares, outstanding	174,453,992	174,025,810